Interest and Other Financing Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowing costs [abstract]
Long-term debt	$ 785	$ 895	$ 867
Interest expense on lease liabilities	67	70
Less: amounts capitalized on qualifying assets	(24)	(53)	(69)
Total interest and other financing expense	828	912	798
Total interest income	(72)	(76)	(59)
Net interest and other financing expense	$ 756	$ 836	$ 739